Sale-Leasebacks of Real Estate - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
2026	$ 49,347
2027	44,735
2028	34,876
2029	22,928
2030	13,377
Thereafter	3,331
Total minimum payments	168,594
Interest portion	(16,332)
Present value of net minimum payments	152,262	$ 95,784
Warehouses Under Sale Leaseback Transactions
Lessee, Lease, Description [Line Items]
2026	7,075
2027	7,416
2028	7,539
2029	7,700
2030	14,541
Thereafter	15,924
Total minimum payments	60,195
Interest portion	(17,843)
Present value of net minimum payments	$ 42,352